SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Jan. 09, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 USD ($)	Apr. 24, 2024 USD ($)	May 01, 2023 USD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Dec. 31, 2021 USD ($)
Common stock, voting rights					more than 50% of the voting common stock
Sale of fixed assets	$ (5,882)				$ 5,882
Gain on Termination of Lease					248
Cash	832,368		$ 832,368		832,368		$ 1,159,201	$ 585,654		$ 1,172,581			$ 183,311	$ 243,567
Cash equivalents	0		0		0		0	0	$ 0	0
Investment held in treasury							21,000,000
Impairment losses on plant and equipment					69,343
Revenue returns						1,184	1,183		41,755
Value-added tax paid	41,885		41,885		$ 41,885		$ 37,179		32,607
Commission fee percentage					25.00%		25.00%
Advertising expense			8,124	2,679	$ 14,690	$ 3,888	$ 4,191		57,347
Potentially dilutive warrants | shares						909,875
Non-controlling interests	123,780		123,780		123,780		8,666		4,836
Line of Credit Facility, Maximum Borrowing Capacity											$ 1,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	0		0		0
Line of Credit Facility, Remaining Borrowing Capacity	700,000		700,000		700,000
Investment held in treasury								21,252,639		88,102,610
Underwriter discount								4,743,750
Temporary equity carrying amount								$ 20,457,011		87,934,212
Corporate alternative minimum tax								15.00%
Delaware franchise tax								$ 205,000		168,398
Federal deposit insurance corporation								250,000
Cash, uninsured amount	799,659		799,659		799,659		611,947	335,654	1,435,543	$ 922,581
Inventory write off						$ 9,743	30,753
Deferred revenue									21,198						$ 700,385
Unearned membership fee									21,198
Non-controlling interests									$ 4,836
Restatement [Member]
Non-controlling interests							$ 3,830
IPO [Member]
Offering costs								$ 475,348
Warrant [Member]
Potentially dilutive warrants | shares					4,549,370	4,549,375	0		0
Product [Member]
Revenue returns							$ 1,183
Membership [Member]
Revenue returns						1,184			41,755
Food and Beverage [Member]
Revenue returns			$ 345,523	$ 226,907	966,515	$ 610,084	$ 817,761		$ 449,239
General and Administrative Expense [Member]
Impairment losses on plant and equipment					$ 97,594
Common Class A [Member]
Number of shares redeemed | shares		1,942,108
Amount held in trust account		$ 21,000,000										$ 68,400,000
HWH World Inc [Member]
Revenue from subsidiary percent					0.00%	2.00%
F&B Business [Member]
Revenue from subsidiary percent					100.00%	98.00%
Alset F&B One Pte. Ltd Business [Member]
Revenue from subsidiary percent					37.00%	48.00%
Hapi Cafe Korea Inc [Member]
Revenue from subsidiary percent					5.00%	6.00%
Hapi Cafe SG Pte. Ltd [Member]
Revenue from subsidiary percent					20.00%	22.00%
Alset F And B Pte. Ltd Business [Member]
Revenue from subsidiary percent					9.00%	22.00%
Ketomei Pte. Ltd [Member]
Revenue from subsidiary percent					29.00%	0.00%